CONVERTIBLE BONDS	6 Months Ended
Mar. 31, 2025
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
CONVERTIBLE BONDS

(11) Convertible bonds

On November 22, 2024, the Company issued a convertible note to GOLDPOW INTERNATIONAL CORP.with a principal value of $300,000, interest of 8% and investing period for 12 months. The note includes a conversion feature that entitles the holder to convert the note into ordinary shares of the Company at $10.00 per share, which corresponds to the price set in the most recent PIPE financing round.

Therefore, the entire convertible note qualifies for classification as a liability (current) under ASC 470-20 and does not require bifurcation of the embedded conversion feature.

Convertible bonds consisted of the following as of March 31, 2025 and September 30, 2024:

	2025	2024
	（Unaudited）
Investor
GOLDPOW INTERNATIONAL CORP.	300,000	-
Total	$300,000	$-

The convertible bond was recorded at its principal amount on the date of issuance and subsequently measured at amortized cost using the effective interest method, interest expenses for the six months ended March 31, 2025 and 2024 of the convertible bonds is $8,546 and nil, respectively.

MAIUS PHARMACEUTICAL CO., LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2025 AND 2024